Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024
Fidelity Freedom Blend 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.04%
Past 5 years	7.24%
Since Inception	5.17%	[1]
Fidelity Freedom Blend 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.19%
Past 5 years	5.85%
Since Inception	3.77%	[1]
Fidelity Freedom Blend 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.51%
Past 5 years	5.34%
Since Inception	3.67%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.27%

[1]	A From August 31, 2018 .